INTANGIBLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible

	Estimated Life (years)	March 31, 2021	December 31, 2020
Capitalized patent costs	20	$18,953	$10,000
Accumulated amortization		—	—

Intangible assets, net		$18,953	$10,000

The current patent application is still in process, and is therefore not yet amortized.

	Estimated Life (years)	December 31, 2020	December 31, 2019
Capitalized patent costs	20	$10,000	$—
Accumulated amortization		—	—

Intangible assets, net		$10,000	$—